Consolidated Statement of Operations - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Revenue		$ 250,991	$ 165,056	$ 177,078
Other operating income		466	11,542	0
Operating expenses:
Technology and platform fees		(4,472)	(3,315)	(796)
Content cost		(3,712)	(4,312)	(1,545)
Cost of inventory sold		(5,507)	(700)	(208)
Personnel expenses including share-based remuneration		(74,450)	(62,103)	(62,323)
Marketing and distribution expenses		(120,944)	(47,860)	(65,074)
Credit loss expense		(557)	(1,849)	(577)
Credit loss expense related to divested joint venture		0	(10,476)	0
Depreciation and amortization		(19,600)	(20,234)	(18,843)
Impairment of non-financial assets		(5,624)	0	0
Other operating expenses		(22,802)	(28,197)	(28,248)
Total operating expenses		(257,668)	(179,046)	(177,614)
Operating loss		(6,211)	(2,448)	(536)
Share of net income (loss) of equity-accounted investees		(26,675)	2,005	(3,818)
Impairment of equity-accounted investee		(118,178)	0	0
Fair value gain on investments		116,561	24,000	37,900
Finance income		123	13,633	10,532
Finance expense		(6,912)	(516)	(655)
Foreign exchange gain (loss)		(1,814)	833	(25)
Net finance income (expense)		(8,603)	13,950	9,851
Profit (loss) before income taxes		(43,106)	37,507	43,396
Profit from continuing operations		(43)	(75)	(2,658)
Profit (loss) from continuing operations		(43,149)	37,432	40,739
Profit (loss) from discontinued operations		(816)	141,742	17,161
Net income (loss) attributable to owners of the parent		$ (43,964)	$ 179,174	$ 57,899
Earnings per ADS and per share for profit (loss) from continuing operations (1):
Diluted earnings per ADS, US$ (in dollars per share)	[1]	$ (0.37)	$ 0.32	$ 0.36
Earnings per ADS and per share for net income (loss) (1):
Diluted earnings per ADS, US$ (in dollars per share)	[1]	(0.38)	1.51	0.51
ADS [member]
Earnings per ADS and per share for profit (loss) from continuing operations (1):
Basic earnings per share, US$ (in dollars per share)	[1]	(0.37)	0.32	0.36
Earnings per ADS and per share for net income (loss) (1):
Basic earnings per share, US$ (in dollars per share)	[1]	(0.38)	1.53	0.52
Ordinary shares [member]
Earnings per ADS and per share for profit (loss) from continuing operations (1):
Basic earnings per share, US$ (in dollars per share)	[1]	(0.19)	0.16	0.18
Diluted earnings per ADS, US$ (in dollars per share)	[1]	(0.19)	0.16	0.18
Earnings per ADS and per share for net income (loss) (1):
Basic earnings per share, US$ (in dollars per share)	[1]	(0.19)	0.76	0.26
Diluted earnings per ADS, US$ (in dollars per share)	[1]	$ (0.19)	$ 0.75	$ 0.25

[1]	Each ADS in Opera Limited (Nasdaq: OPRA) represents two underlying shares.